SIGNIFICANT ACCOUNTING POLICIES - Ownership (Details) - 12 months ended Sep. 30, 2019 USh in Millions	HKD ($)	UGX (USh)	CNY (¥)	USD ($)
Subsidiary One
Entity Name	ZK International
Registered Location	BVI
Incorporated date	May 13, 2015
Registered capital | $				$ 50,000
Background	A holding company with no operation activities itself for the years then ended
Subsidiary One | HUANG Jian Cong
Ownership as of the issuance date of the report	29.38%
Subsidiary One | WANG Ming Jie
Ownership as of the issuance date of the report	10.87%
Subsidiary One | WANG Guo Lin
Ownership as of the issuance date of the report	10.87%
Subsidiary One | WANG Jian Di
Ownership as of the issuance date of the report	1.09%
Subsidiary Two
Entity Name	ZK Pipe
Registered Location	Hong Kong
Incorporated date	May 28, 2015
Registered capital | $	$ 1,000,000
Background	Have not commenced operations
Subsidiary Two | ZK International
Ownership as of the issuance date of the report	100.00%
Subsidiary Three
Entity Name	Wenzhou Weijia
Registered Location	Wenzhou
Incorporated date	Jun. 17, 2015
Registered capital | $				20,000,000
Background	Have not commenced operations
Subsidiary Three | ZK Pipe
Ownership as of the issuance date of the report	100.00%
Subsidiary Four
Entity Name	Zhejiang Zhengkang
Registered Location	Wenzhou
Incorporated date	Dec. 04, 2001
Registered capital			¥ 100,000,000
Paid in capital			30,000,000
Background	Principally operated in manufacturing and sales of steel strip, steel pipe and fittings
Subsidiary Four | HUANG Jian Cong
Ownership as of the issuance date of the report	1.00%
Subsidiary Four | Wenzhou Weijia
Ownership as of the issuance date of the report	99.00%
Subsidiary Five
Entity Name	Wenzhou Zhengfeng
Registered Location	Wenzhou
Incorporated date	Dec. 24, 1999
Registered capital			2,880,000
Background	Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang
Subsidiary Five | Zhejiang Zhengkang
Ownership as of the issuance date of the report	100.00%
Subsidiary Six
Entity Name	Zhenglong Ecommerce
Registered Location	Wenzhou
Incorporated date	Mar. 15, 2018
Registered capital			5,000,000
Background	Principally operated in online sales and promoting of steel strip, steel pipe and fittings
Subsidiary Six | Zhejiang Zhengkang
Paid in capital			¥ 1,020,000
Ownership as of the issuance date of the report	90.00%
Subsidiary Seven
Entity Name	ZK Uganda
Registered Location	Uganda
Incorporated date	Mar. 23, 2018
Registered capital | USh		USh 20
Background	Have not commenced operations
Subsidiary Seven | ZK International
Ownership as of the issuance date of the report	80.00%
Subsidiary Eight
Entity Name	XSigma
Registered Location	BVI
Incorporated date	Jan. 18, 2018
Registered capital | $				$ 50,000
Background	Have not commenced operations
Subsidiary Eight | ZK International
Ownership as of the issuance date of the report	100.00%